Deferred Tax Assets and Liabilities - Deferred Tax Assets and Liabilities Recognized and Movements During the Period (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	¥ 31,240	¥ 29,336
Credited / (charged) to profit or loss	6,051	1,916
Credited to other comprehensive income	1	(1)
Exchange differences	38	(11)
Ending balance	37,330	31,240
Deferred tax asset [member] | Write-down of obsolete inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	13	75
Credited / (charged) to profit or loss	30	(62)
Ending balance	43	13
Deferred tax asset [member] | Depreciation, write-off and impairment of property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	6,122	5,289
Credited / (charged) to profit or loss	(181)	833
Ending balance	5,941	6,122
Deferred tax asset [member] | Accrued expenses and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	18,718	17,715
Credited / (charged) to profit or loss	3,360	1,003
Exchange differences	(1)
Ending balance	22,077	18,718
Deferred tax asset [member] | Deferred revenue from Reward Program [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	5,485	5,784
Credited / (charged) to profit or loss	2,612	(299)
Ending balance	8,097	5,485
Deferred tax asset [member] | Expected credit impairment losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,637	1,458
Credited / (charged) to profit or loss	498	179
Ending balance	2,135	1,637
Deferred tax asset [member] | Recognition of right-of-use assets and lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	769	488
Credited / (charged) to profit or loss	(33)	281
Ending balance	736	769
Deferred tax asset [member] | Change in value of financial assets at F- V- O- C- I- [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(7)	(6)
Credited to other comprehensive income	1	(1)
Ending balance	(6)	(7)
Deferred tax asset [member] | Contract asset, contract liability and contract cost relating to customer contract [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(109)	(661)
Credited / (charged) to profit or loss	84	552
Ending balance	(25)	(109)
Deferred tax liabilities [member] | Depreciation, write-off and impairment of property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(2,282)	(1,117)
Credited / (charged) to profit or loss	(677)	(1,152)
Exchange differences	39	(13)
Ending balance	(2,920)	(2,282)
Deferred tax liabilities [member] | Accrued expenses and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	567	138
Credited / (charged) to profit or loss	378	427
Exchange differences		2
Ending balance	945	567
Deferred tax liabilities [member] | Deferred revenue from Reward Program [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	266	157
Credited / (charged) to profit or loss	31	109
Ending balance	297	266
Deferred tax liabilities [member] | Recognition of right-of-use assets and lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	61	16
Credited / (charged) to profit or loss	(51)	45
Ending balance	10	61
Deferred tax asset after offsetting [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	32,628	30,142
Credited / (charged) to profit or loss	6,370	2,487
Credited to other comprehensive income	1	(1)
Exchange differences	(1)
Ending balance	38,998	32,628
Deferred tax liabilities after offsetting [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(1,388)	(806)
Credited / (charged) to profit or loss	(319)	(571)
Exchange differences	39	(11)
Ending balance	¥ (1,668)	¥ (1,388)